Cash Generated by Operations (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash Generated By Operations
28.	CASH GENERATED BY OPERATIONS
	Profit/(loss) from continuing operations	174.7	(344.8)	(20.8)
	Mining and income taxation	175.6	(65.9)	173.2
	Royalties	73.7	62.5	62.0
	Interest expense	132.6	91.8	91.2
	Interest received	(6.6)	(6.8)	(5.1)
	Amortisation and depreciation	610.0	668.4	748.1
	Interest expense - environmental rehabilitation	11.7	11.7	12.1
	Non-cash rehabilitation expense/(income)	13.4	(0.9)	(13.5)
	Interest received - environmental trust funds	(0.7)	(0.6)	(0.5)
	Impairment, net of reversal of impairment of investments and assets	9.8	520.3	200.2
	Write-off of exploration and evaluation assets	30.0	37.7	51.5
	(Profit)/loss on disposal of assets	(1.2)	51.6	(4.0)
	Gain on acquisition of Asanko	—	(51.8)	—
	Unrealised loss/(gain) on derivative contracts	112.6	36.6	(20.7)
	Fair value (gain)/loss on Maverix warrants	(4.2)	(3.8)	0.4
	Profit on disposal of Maverix	(14.6)	(4.0)	—
	Silicosis settlement costs	(1.6)	(4.5)	30.2
	Share-based payments	20.5	37.5	26.8
	Long-term incentive plan expense	9.1	1.1	5.0
	Payment of long-term incentive plan	—	(17.8)	(11.5)
	Borrowing costs capitalised	(43.4)	(17.5)	(22.9)
	Share of results of equity-accounted investees, net of taxation	(4.5)	0.2	(0.3)
	Other	5 . 9	(3.0)	(14.9)
	Total cash generated by operations	1,302.8	998.0	1,286.5